Subsequent Events	6 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note 16 – Subsequent events

As previously disclosed, the Company entered into a certain securities purchase agreement (the “SPA7”) with a certain investor on December 28, 2023, pursuant to which the Company agreed to sell 1,500,000 Class A ordinary shares, par value $0.04 per share, at a per share purchase price of $0.40, for an aggregate purchase price of approximately $600,000. The Offering closed on January 26, 2024 upon satisfaction of all closing conditions.